Business segment information (Tables)	12 Months Ended
Mar. 31, 2015
Segment Reporting [Abstract]
Components of Sales and Operating Revenue

Sales and operating revenue:

	Yen in millions
	Fiscal year ended March 31
	2013	2014	2015
Sales and operating revenue:
Mobile Communications —
Customers	733,622	1,191,787	1,323,205
Intersegment	37,103	22	75

Total	770,725	1,191,809	1,323,280
Game & Network Services —
Customers	646,421	946,479	1,292,146
Intersegment	103,446	97,379	95,883

Total	749,867	1,043,858	1,388,029
Imaging Products & Solutions —
Customers	752,603	737,474	716,258
Intersegment	3,598	3,729	3,712

Total	756,201	741,203	719,970
Home Entertainment & Sound —
Customers	993,822	1,166,007	1,204,922
Intersegment	1,005	2,572	2,371

Total	994,827	1,168,579	1,207,293
Devices —
Customers	558,027	583,089	756,724
Intersegment	248,125	189,890	201,120

Total	806,152	772,979	957,844
Pictures —
Customers	732,127	828,668	876,314
Intersegment	612	916	2,367

Total	732,739	829,584	878,681
Music —
Customers	431,719	492,058	533,986
Intersegment	9,989	11,230	10,625

Total	441,708	503,288	544,611
Financial Services —
Customers	999,276	988,944	1,077,604
Intersegment	3,113	4,902	6,025

Total	1,002,389	993,846	1,083,629
All Other —
Customers	899,749	780,749	395,066
Intersegment	73,268	77,295	96,043

Total	973,017	858,044	491,109
Corporate and elimination	(432,121)	(335,924)	(378,566)

Consolidated total	6,795,504	7,767,266	8,215,880

Components of Segment Profit or Loss

Segment profit or loss:

	Yen in millions
	Fiscal year ended March 31
	2013	2014	2015
Operating income (loss):
Mobile Communications	(41,112)	12,601	(220,436)
Game & Network Services	(3,695)	(18,845)	48,104
Imaging Products & Solutions	1,442	26,327	54,684
Home Entertainment & Sound	(84,315)	(25,499)	20,054
Devices	45,573	(12,420)	93,079
Pictures	47,800	51,619	58,527
Music	37,218	50,208	58,959
Financial Services	142,209	170,292	193,307
All Other	49,503	(136,053)	(103,364)

Total	194,623	118,230	202,914
Corporate and elimination	31,880	(91,735)	(134,366)

Consolidated operating income	226,503	26,495	68,548
Other income	68,656	42,453	25,076
Other expenses	(53,075)	(43,207)	(53,895)

Consolidated income before income taxes	242,084	25,741	39,729

Components of Other Significant Items

Other significant items:

	Yen in millions
	Fiscal year ended March 31
	2013	2014	2015
Equity in net income (loss) of affiliated companies:
Mobile Communications	—	—	—
Game & Network Services	—	—	—
Imaging Products & Solutions	743	188	(70)
Home Entertainment & Sound	—	—	—
Devices	—	—	—
Pictures	(601)	(1,829)	(742)
Music	(4,766)	2,338	3,471
Financial Services	(2,303)	(2,336)	(782)
All Other	(21)	(5,735)	2,044

Consolidated total	(6,948)	(7,374)	3,921

Depreciation and amortization:
Mobile Communications	19,165	22,073	22,067
Game & Network Services	12,324	16,529	18,336
Imaging Products & Solutions	39,605	38,080	31,775
Home Entertainment & Sound	26,968	25,806	25,238
Devices	112,486	106,472	87,795
Pictures	15,428	18,078	19,980
Music	13,209	14,414	13,632
Financial Services, including deferred insurance acquisition costs	62,633	54,348	66,223
All Other	30,348	29,825	15,427

Total	332,166	325,625	300,473
Corporate	44,569	51,070	54,151

Consolidated total	376,735	376,695	354,624

Sales and Operating Revenue to External Customers by Product Category

The following table includes a breakdown of sales and operating revenue to external customers by product category for certain segments. Sony management views each segment as a single operating segment.

	Yen in millions
	Fiscal year ended March 31
	2013	2014	2015
Sales and operating revenue:
Mobile Communications	733,622	1,191,787	1,323,205
Game & Network Services	646,421	946,479	1,292,146
Imaging Products & Solutions
Digital Imaging Products	481,609	442,723	432,594
Professional Solutions	253,813	277,417	271,903
Other	17,181	17,334	11,761

Total	752,603	737,474	716,258
Home Entertainment & Sound
Televisions	581,475	754,308	835,068
Audio and Video	405,024	400,828	366,050
Other	7,323	10,871	3,804

Total	993,822	1,166,007	1,204,922
Devices
Semiconductors	301,915	336,845	496,694
Components	245,713	243,751	253,020
Other	10,399	2,493	7,010

Total	558,027	583,089	756,724
Pictures
Motion Pictures	446,254	422,255	434,253
Television Productions	159,794	247,568	252,456
Media Networks	126,079	158,845	189,605

Total	732,127	828,668	876,314
Music
Recorded Music	307,788	347,684	383,350
Music Publishing	52,764	66,869	70,959
Visual Media and Platform	71,167	77,505	79,677

Total	431,719	492,058	533,986
Financial Services	999,276	988,944	1,077,604
All Other	899,749	780,749	395,066
Corporate	48,138	52,011	39,655

Consolidated total	6,795,504	7,767,266	8,215,880

Sales and Operating Revenue Attributed to Countries Based on Location of External Customers and Long-Lived Assets

Sales and operating revenue attributed to countries based on location of external customers for the fiscal years ended March 31, 2013, 2014 and 2015 and property, plant and equipment, net as of March 31, 2014 and 2015 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2013	2014	2015
Sales and operating revenue:
Japan	2,197,881	2,199,099	2,233,776
United States	1,064,765	1,302,052	1,528,097
Europe	1,362,488	1,753,526	1,932,941
China	464,784	520,539	546,697
Asia-Pacific	806,205	1,013,635	1,052,453
Other Areas	899,381	978,415	921,916

Total	6,795,504	7,767,266	8,215,880

	Yen in millions
	March 31
	2014	2015
Property, plant and equipment, net:
Japan	526,472	495,502
United States	74,302	85,412
Europe	48,055	38,637
China	45,346	69,854
Asia-Pacific	39,815	41,096
Other Areas	16,020	8,784

Total	750,010	739,285

Major Areas in each Geographic Segment excluding Japan, United States and China

Major areas in each geographic segment excluding Japan, United States and China are as follows:

(1) Europe:	United Kingdom, France, Germany, Russia, Spain and Sweden
(2) Asia-Pacific:	India, South Korea and Oceania
(3) Other Areas:	The Middle East/Africa, Brazil, Mexico and Canada